Share Capital (Details) $ in Thousands		12 Months Ended
	Mar. 29, 2016 shares	Aug. 31, 2018 USD ($) Vote shares	Aug. 31, 2017 USD ($) shares	Aug. 31, 2016 USD ($) shares
Share Capital [Abstract]
Balance, beginning of period		$ 196,790	$ 181,401	$ 169,227
Issuance of share capital (note 3)		91,937	90,411
Reclassification of stock-based compensation costs to share capital upon exercise of stock awards		0	0	0
Balance, end of period		177,921	196,790	181,401
Share Capital [Member]
Share Capital [Abstract]
Balance, beginning of period		90,411	85,516	86,045
Issuance of share capital (note 3)			3,490
Redemption of restricted share units (note 16)		0	0	0
Redemption of deferred share units (note 16)		0	0	0
Redemption of share capital				(1,768)
Reclassification of stock-based compensation costs to share capital upon exercise of stock awards		1,526	1,405	1,239
Balance, end of period		$ 91,937	$ 90,411	$ 85,516
Top of Range [Member] | Share Capital [Member]
Share Capital [Abstract]
Percentage on the open market for issued and outstanding subordinate voting shares	6.60%
Multiple Voting Shares [Member] | Share Capital [Member]
Share Capital [Abstract]
Number of votes per share | Vote		10
Conversion ratio		1
Balance, beginning of period (in shares) | shares		31,643,000	31,643,000	31,643,000
Balance, beginning of period		$ 1	$ 1	$ 1
Issuance of share capital (note 3) (in shares) | shares			0
Issuance of share capital (note 3)			$ 0
Redemption of restricted share units (note 16) (in shares) | shares		0	0	0
Redemption of restricted share units (note 16)		$ 0	$ 0	$ 0
Redemption of deferred share units (note 16) (in shares) | shares		0	0	0
Redemption of deferred share units (note 16)		$ 0	$ 0	$ 0
Redemption of share capital (in shares) | shares				0
Redemption of share capital				$ 0
Reclassification of stock-based compensation costs to share capital upon exercise of stock awards		$ 0	$ 0	$ 0
Balance, end of period (in shares) | shares		31,643,000	31,643,000	31,643,000
Balance, end of period		$ 1	$ 1	$ 1
Subordinate Voting Shares [Member] | Share Capital [Member]
Share Capital [Abstract]
Balance, beginning of period (in shares) | shares		23,068,777	21,917,942	22,092,034
Balance, beginning of period		$ 90,410	$ 85,515	$ 86,044
Issuance of share capital (note 3) (in shares) | shares			793,070
Issuance of share capital (note 3)			$ 3,490
Redemption of restricted share units (note 16) (in shares) | shares		345,883	327,859	277,805
Redemption of restricted share units (note 16)		$ 0	$ 0	$ 0
Redemption of deferred share units (note 16) (in shares) | shares		58,335	29,906	653
Redemption of deferred share units (note 16)		$ 0	$ 0	$ 0
Redemption of share capital (in shares) | shares				(452,550)
Redemption of share capital				$ (1,768)
Reclassification of stock-based compensation costs to share capital upon exercise of stock awards		$ 1,526	$ 1,405	$ 1,239
Balance, end of period (in shares) | shares		23,472,995	23,068,777	21,917,942
Balance, end of period		$ 91,936	$ 90,410	$ 85,515
Subordinate voting shares under share repurchase program (in shares) | shares	900,000